Document and Entity Information	Feb. 28, 2022
Prospectus:
Document Type	497
Document Period End Date	Feb. 28, 2022
Entity Registrant Name	MML SERIES INVESTMENT FUND
Entity Central Index Key	0000067160
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2022
Document Effective Date	Apr. 29, 2022
Prospectus Date	May 01, 2021